SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - REVENUE RECOGNITION (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2014	Sep. 30, 2012	Dec. 31, 2018 USD ($) class	Dec. 31, 2018 CNY (¥) class	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net revenues
Number of class of services in a portfolio of content and application delivery to total solutions			1	1
Accounts receivables and contract liabilities
Accounts receivables			$ 30,612		¥ 161,043		¥ 210,476
Advances from Customers			2,705		10,361		¥ 18,598
Disaggregation of revenue			134,185	¥ 922,591	852,568	¥ 1,054,235
CDN Services
Accounts receivables and contract liabilities
Disaggregation of revenue			103,192	709,498	669,938	927,903
IDC Services
Accounts receivables and contract liabilities
Disaggregation of revenue			27,049	185,973	149,316	85,314
IX Services
Accounts receivables and contract liabilities
Disaggregation of revenue			$ 3,944	¥ 27,120	¥ 33,314	¥ 41,018
ChinaCache Beijing | All services
Accounts receivables and contract liabilities
Value-added tax		6.00%
Business tax rate (as a percent)		5.00%
Beijing Jingtian | All services
Accounts receivables and contract liabilities
Value-added tax		6.00%
Beijing Blue IT | All services
Accounts receivables and contract liabilities
Value-added tax	6.00%
Business tax rate (as a percent)	3.00%
Beijing Blue IT | Certain services
Accounts receivables and contract liabilities
Business tax rate (as a percent)		5.00%